CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based compensation expenses	¥ 58,353	¥ 122,654	¥ 320,889
Cost of sales [Member]
Share-based compensation expenses	12,959	42,490	118,145
Selling expense [Member]
Share-based compensation expenses	8,603	6,659	44,402
Research and development expense [Member]
Share-based compensation expenses	17,012	39,172	130,620
General and administrative expense [Member]
Share-based compensation expenses	¥ 19,779	¥ 34,333	¥ 52,092